Reinsurance - Ceded to Prudential (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance
Interest credited to contractholder funds	$ 4,503	$ 4,307	$ 4,533
Prudential
Reinsurance
Premiums and contract charges	4,750	4,797	5,189
Contract benefits	(1,524)	(890)	1,459
Interest credited to contractholder funds	4,503	4,307	4,533
Operating costs and expenses	$ 712	$ 867	$ 868